SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2014
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2014	December 31, 2013
Long-term debt:
NOK500 million senior unsecured floating rate bonds due 2014	—	71,854
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	93,231	92,843
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	145,388	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,016,396	1,097,182
	1,730,015	1,736,879
Less: Current portion of long-term debt	(396,963)	(389,888)
	1,333,052	1,346,991

Schedule of maturities of debt
The outstanding debt as of June 30, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31

2014 (remaining six months)	156,289
2015	262,936
2016	179,591
2017	183,886
2018	658,074
Thereafter	289,239
Total debt	1,730,015